Document and Entity Information	0 Months Ended
Jul. 07, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 07, 2014
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Jul. 07, 2014
Document Effective Date	Jul. 07, 2014
Prospectus Date	Apr. 30, 2014
A and C Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Advisor Class A
Risk/Return:
Trading Symbol	KMDAX
A and C Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Advisor Class C
Risk/Return:
Trading Symbol	KMDCX
Institutional Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Institutional Class
Risk/Return:
Trading Symbol	KMDYX
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | No Load
Risk/Return:
Trading Symbol	KMDNX